Schedule of changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	$ 103		$ 139	$ 142
Increases	16		21	41
Decreases			(1)	(10)
Reversal of unused amounts	(13)	[1]	(8)	(13)
Provisions, ending	106		103	139
Gain on monetary position net			(15)	(17)
Reclasification liabilities associated to assets classified as held for sale			(33)
Exchange differences on translation				(4)
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	21		22	22
Increases	3		2	3
Decreases	(1)
Reversal of unused amounts	(2)		(3)	(3)
Provisions, ending	21		21	22
Gain on monetary position net
Reclasification liabilities associated to assets classified as held for sale
Exchange differences on translation
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	3		3	5
Increases	15
Decreases				(2)
Reversal of unused amounts
Provisions, ending	$ 18		3	3
Gain on monetary position net
Reclasification liabilities associated to assets classified as held for sale
Exchange differences on translation

[1]	Includes recovery of US$ 12.5 million related to waive the timely granted dispatch of the PEPE IV Wind Farm (see Note 2.1.2.3).